Related Party Balances and Transactions (Details) - Schedule of amounts due to related parties - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Related Party Balances and Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Amounts due to related parties	$ 46	$ 11,389
Sabrina Khan [Member]
Related Party Balances and Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Amounts due to related parties	46	844
Darren Lui [Member]
Related Party Balances and Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Amounts due to related parties		3,449
Clark Cheng [Member]
Related Party Balances and Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Amounts due to related parties		5,699
Ian Huen [Member]
Related Party Balances and Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Amounts due to related parties		$ 1,397